Share based payment arrangements - Options (Details) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022 EUR (€) EquityInstruments	Sep. 30, 2021 EUR (€)	Sep. 30, 2022 EUR (€) EquityInstruments	Sep. 30, 2021 EUR (€)
Share based payment arrangements
Options outstanding, ending balance (in shares)	353,400		353,400
Options exercisable (in shares)	353,400		353,400
Weighted-average contractual life			4 years 9 months 18 days	5 years 9 months 18 days
Expenses recognized in profit and loss | €	€ 0	€ 44	€ 49	€ 261